13FCON P 10/29/04

TERM.EMP2.TXT

RECEIVED
AUG 16 2004
OFFICE OF THE SECRETARY

Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment ( ); Amendment Number: _____
This Amendment (Check only one.): ( ) is a restatement
( ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: CREDIT SUISSE FIRST BOSTON, INC.
Address: 11 MADISON AVENUE
NEW YORK, NY 10010

CONFIDENTIAL TREATMENT EXPIRED

Form 13F File Number: 28-2205

The institutional investment manager filing this report and the person by whom
it is signed hereby represent that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and
complete, and that it is understood that all required items, statements,
schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Michael Ludwig
Title: Vice President
Phone: 212-538-3866

04053734

PROCESSED
JUN 01 2005
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

Michael Ludwig New York, New York August 13, 2004
(Signature) (City, State) (Date)

Report Type (Check only one.):

(X) 13F HOLDING REPORT. (Check here if all holdings of this reporting
manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this rep

ort,
and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holding
s for
this reporting manager are reported in this report and a portion are r
eported
by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number	Name
1.	28-	
	Form 13F File Number	Name
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
	Form 13F File Number	Name
3.	28-2205	CREDIT SUISSE FIRST BOSTON LLC**
	Form 13F File Number	Name
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: ~~5724~~ 6

Form 13F Information Table Value Total: $ 39,012,865 (thousands)

Information requested to be treated confidentially has been filed sepa
rately.

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) o
f
all institutional investment managers with respect to which this repo
rt is
filed, other than the manager filing this report.

	Form 13F File Number	Name
1.	28-	
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
3.	28-2205	CREDIT SUISSE FIRST BOSTON LLC**
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON, INC

No.	Item 1: Name of Issuer	Item 2: Title of Class	Item: 3 CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion			Item 7: Managers see Instr. V	Item 8: Voting Authority		
						(a) sole	(b) Shared as defined in Instr. V	(c) Shared - other		(a) sole	(b) Shared	(c) none
1	AT&T WIRELESS SERVICES, INC.	COM	00209A106	$175,778,000	12,275,000		X		3	X		
2	CHARTER ONE FINANCIAL, INC.	COM	160903100	$120,290,000	2,722,100		X		3	X		
3	EVERGREEN RESOURCES, INC.	COM	299900308	$70,700,000	1,750,000		X		3	X		
4	NATIONAL COMMERCE FINANCIAL CORP.	COM	63545P104	$43,888,000	1,350,400		X		3	X		
5	SOUTHTRUST CORP.	COM	844730101	$18,230,000	469,000		X		3	X		
6	PACER INTERNATIONAL, INC.	COM	69373H106	$27,288,000	1,475,827		X		3	X		
	AGGREGATE TOTAL			**$456,174,000**								

We request confidentiality for the above referenced securities until the date specified below:

Positions numbered 1 and 6: December 31, 2004
Positions numbered 2 and 5: November 15, 2004
Positions numbered 3 and 4: October 31, 2004